Summary of Significant Accounting Policies - Disclosure of Effect of Changes in Foreign Exchange Rates (Details)	12 Months Ended
	Mar. 31, 2024 SGD ($) CNY (¥) GBP (£) EUR (€)	Mar. 31, 2023 GBP (£) EUR (€) SGD ($) CNY (¥)	Mar. 31, 2022 EUR (€) GBP (£) SGD ($) CNY (¥)
British Pound
Disclosure of reclassifications or changes in presentation [line items]
Closing rate | £	0.791	0.807	0.761
Average rate | £	0.796	0.83	0.735
Euro
Disclosure of reclassifications or changes in presentation [line items]
Closing rate | €	0.926	0.917	0.896
Average rate | €	0.92	0.958	0.86
Singapore Dollar
Disclosure of reclassifications or changes in presentation [line items]
Closing rate | $	1.349	1.328	1.372
Average rate | $	1.345	1.352	1.349
Renminbi
Disclosure of reclassifications or changes in presentation [line items]
Closing rate | ¥	7.22	6.873	6.355
Average rate | ¥	7.165	6.889	6.417